ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 4) € in Millions, ¥ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 AUD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 AUD ($)
Disclosure of financial liabilities [line items]
Notional amount	$ 241,467,084							$ 177,224,139
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount |																			1,000,000
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member] | T9 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																			5
Terms Years								P7Y	P7Y	P7Y	P7Y
Issuance rate (annual)								2.60%										2.60%	2.60%	2.60%
Series approval date								Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016
Series maximum amount |										5
Maturity date								Mar. 01, 2024	Mar. 01, 2024	Mar. 01, 2024	Mar. 01, 2024
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member] | T13 [Member]
Disclosure of financial liabilities [line items]
Notional amount |																			5
Terms Years								P9Y	P9Y	P9Y	P9Y
Issuance rate (annual)								2.75%										2.75%	2.75%	2.75%
Series approval date								Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016
Series maximum amount |										5
Maturity date								Mar. 01, 2026	Mar. 01, 2026	Mar. 01, 2026	Mar. 01, 2026
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member] | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount |															23				10
Series maximum amount |					30					10
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member] | T1 [Member]
Disclosure of financial liabilities [line items]
Notional amount |															4
Terms Years	P2Y	P2Y	P2Y	P2Y	P2Y	P2Y	P2Y
Issuance rate (annual)	2.20%											2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
Series approval date	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016
Series maximum amount |					7
Maturity date	Jan. 02, 2020	Jan. 02, 2020	Jan. 02, 2020	Jan. 02, 2020	Jan. 02, 2020	Jan. 02, 2020	Jan. 02, 2020
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member] | T4 [Member]
Disclosure of financial liabilities [line items]
Notional amount |															4
Terms Years	P3Y	P3Y	P3Y	P3Y	P3Y	P3Y	P3Y
Issuance rate (annual)	2.35%											2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Series approval date	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016
Series maximum amount |					8
Maturity date	Jan. 08, 2021	Jan. 08, 2021	Jan. 08, 2021	Jan. 08, 2021	Jan. 08, 2021	Jan. 08, 2021	Jan. 08, 2021
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member] | T11 [Member]
Disclosure of financial liabilities [line items]
Notional amount |															5
Terms Years	P7Y	P7Y	P7Y	P7Y	P7Y	P7Y	P7Y
Issuance rate (annual)	2.65%											2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
Series approval date	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016
Series maximum amount |					5
Maturity date	Jan. 02, 2025	Jan. 02, 2025	Jan. 02, 2025	Jan. 02, 2025	Jan. 02, 2025	Jan. 02, 2025	Jan. 02, 2025
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member] | T12 [Member]
Disclosure of financial liabilities [line items]
Notional amount |															5
Terms Years	P7Y	P7Y	P7Y	P7Y	P7Y	P7Y	P7Y
Issuance rate (annual)	2.70%											2.70%	2.70%	2.70%	2.70%	2.70%	2.70%
Series approval date	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016
Series maximum amount |					5
Maturity date	Jan. 08, 2025	Jan. 08, 2025	Jan. 08, 2025	Jan. 08, 2025	Jan. 08, 2025	Jan. 08, 2025	Jan. 08, 2025
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member] | T15 [Member]
Disclosure of financial liabilities [line items]
Notional amount |															5
Terms Years	P11Y	P11Y	P11Y	P11Y	P11Y	P11Y	P11Y
Issuance rate (annual)	3.00%											3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Series approval date	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Jan. 02, 2016
Series maximum amount |					5
Maturity date	Jan. 08, 2028	Jan. 08, 2028	Jan. 08, 2028	Jan. 08, 2028	Jan. 08, 2028	Jan. 08, 2028	Jan. 08, 2028
Senior Bonds [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Notional amount	$ 12,890,000,000							$ 10,990,000,000
Senior Bonds [Member] | Chile, Pesos | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount	225,000							160,000
Series maximum amount	300,000							300,000
Senior Bonds [Member] | Chile, Pesos | SD [Member]
Disclosure of financial liabilities [line items]
Notional amount								$ 60,000
Terms Years								P5Y	P5Y	P5Y	P5Y
Issuance rate (annual)								5.50%										5.50%	5.50%	5.50%
Series approval date								Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014	Jun. 01, 2014
Series maximum amount								$ 200,000
Maturity date								Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019	Dec. 01, 2019
Senior Bonds [Member] | Chile, Pesos | T16 [Member]
Disclosure of financial liabilities [line items]
Notional amount								$ 100,000
Terms Years								P6Y	P6Y	P6Y	P6Y
Issuance rate (annual)								5.20%										5.20%	5.20%	5.20%
Series approval date								Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016	Feb. 01, 2016
Series maximum amount								$ 100,000
Maturity date								Jan. 21, 2021	Jan. 21, 2021	Jan. 21, 2021	Jan. 21, 2021
Senior Bonds [Member] | Chile, Pesos | P5 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 75,000
Terms Years	P4Y	P4Y	P4Y	P4Y	P4Y	P4Y	P4Y
Issuance rate (annual)	5.30%											5.30%	5.30%	5.30%	5.30%	5.30%	5.30%
Series approval date	May 03, 2015	May 03, 2015	May 03, 2015	May 03, 2015	May 03, 2015	May 03, 2015	May 03, 2015
Series maximum amount	$ 150,000
Maturity date	Jan. 03, 2022	Jan. 03, 2022	Jan. 03, 2022	Jan. 03, 2022	Jan. 03, 2022	Jan. 03, 2022	Jan. 03, 2022
Senior Bonds [Member] | Chile, Pesos | U4 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 75,000
Terms Years	P3Y4M24D	P3Y4M24D	P3Y4M24D	P3Y4M24D	P3Y4M24D	P3Y4M24D	P3Y4M24D
Description of Issuance rate (annual)	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly
Series approval date	Oct. 01, 2017	Oct. 01, 2017	Oct. 01, 2017	Oct. 01, 2017	Oct. 01, 2017	Oct. 01, 2017	Oct. 01, 2017
Series maximum amount	$ 75,000
Maturity date	Oct. 01, 2022	Oct. 01, 2022	Oct. 01, 2022	Oct. 01, 2022	Oct. 01, 2022	Oct. 01, 2022	Oct. 01, 2022
Senior Bonds [Member] | Chile, Pesos | U3 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 75,000
Terms Years	P2Y8M12D	P2Y8M12D	P2Y8M12D	P2Y8M12D	P2Y8M12D	P2Y8M12D	P2Y8M12D
Description of Issuance rate (annual)	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly	ICP + 1.00% yearly
Series approval date	Nov. 06, 2018	Nov. 06, 2018	Nov. 06, 2018	Nov. 06, 2018	Nov. 06, 2018	Nov. 06, 2018	Nov. 06, 2018
Series maximum amount	$ 75,000
Maturity date	Nov. 06, 2021	Nov. 06, 2021	Nov. 06, 2021	Nov. 06, 2021	Nov. 06, 2021	Nov. 06, 2021	Nov. 06, 2021
Senior Bonds [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Notional amount												$ 3,090,000						$ 6,900,000
Senior Bonds [Member] | USD [Member] | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount								$ 100				$ 50
Terms Years	P10Y	P10Y	P10Y	P10Y	P10Y	P10Y	P10Y	P3Y	P3Y	P3Y	P3Y
Issuance rate (annual)	4.17%											4.17%	4.17%	4.17%	4.17%	4.17%	4.17%
Description of Issuance rate (annual)								Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%
Series approval date	Oct. 10, 2018	Oct. 10, 2018	Oct. 10, 2018	Oct. 10, 2018	Oct. 10, 2018	Oct. 10, 2018	Oct. 10, 2018	Jul. 20, 2017	Jul. 20, 2017	Jul. 20, 2017	Jul. 20, 2017
Series maximum amount		$ 50						$ 100
Maturity date	Oct. 10, 2028	Oct. 10, 2028	Oct. 10, 2028	Oct. 10, 2028	Oct. 10, 2028	Oct. 10, 2028	Oct. 10, 2028	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020
Senior Bonds [Member] | USD [Member] | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount								$ 50				$ 20
Terms Years	P2Y	P2Y	P2Y	P2Y	P2Y	P2Y	P2Y	P3Y	P3Y	P3Y	P3Y
Description of Issuance rate (annual)	0.0369	0.0369	0.0369	0.0369	0.0369	0.0369	0.0369	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%
Series approval date	Nov. 16, 2018	Nov. 16, 2018	Nov. 16, 2018	Nov. 16, 2018	Nov. 16, 2018	Nov. 16, 2018	Nov. 16, 2018	Jul. 21, 2017	Jul. 21, 2017	Jul. 21, 2017	Jul. 21, 2017
Series maximum amount		$ 20						$ 50
Maturity date	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020	Nov. 16, 2020	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020
Senior Bonds [Member] | USD [Member] | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount																		10
Terms Years								P3Y	P3Y	P3Y	P3Y
Description of Issuance rate (annual)								Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%
Series approval date								Jul. 24, 2017	Jul. 24, 2017	Jul. 24, 2017	Jul. 24, 2017
Series maximum amount									$ 50
Maturity date								Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020	Jul. 27, 2020
Senior Bonds [Member] | USD [Member] | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount																		10
Terms Years								P4Y	P4Y	P4Y	P4Y
Description of Issuance rate (annual)								Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%	Libor-USD 3M+0.80%
Series approval date								Aug. 23, 2017	Aug. 23, 2017	Aug. 23, 2017	Aug. 23, 2017
Series maximum amount									$ 10
Maturity date								Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021
Senior Bonds [Member] | USD [Member] | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount																		10
Terms Years								P4Y	P4Y	P4Y	P4Y
Description of Issuance rate (annual)								Libor-USD 3M+0.83&	Libor-USD 3M+0.83&	Libor-USD 3M+0.83&	Libor-USD 3M+0.83&
Series approval date								Aug. 23, 2017	Aug. 23, 2017	Aug. 23, 2017	Aug. 23, 2017
Series maximum amount									$ 10
Maturity date								Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021	Nov. 23, 2021
Senior Bonds [Member] | USD [Member] | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount																		50
Terms Years								P3Y	P3Y	P3Y	P3Y
Description of Issuance rate (annual)								Libor-USD 3M+0.83%	Libor-USD 3M+0.83%	Libor-USD 3M+0.83%	Libor-USD 3M+0.83%
Series approval date								Sep. 14, 2017	Sep. 14, 2017	Sep. 14, 2017	Sep. 14, 2017
Series maximum amount									$ 50
Maturity date								Sep. 15, 2020	Sep. 15, 2020	Sep. 15, 2020	Sep. 15, 2020
Senior Bonds [Member] | USD [Member] | DN [Member]
Disclosure of financial liabilities [line items]
Notional amount																		500
Terms Years								P3Y	P3Y	P3Y	P3Y
Description of Issuance rate (annual)								Libor-USD 3M+0.75%	Libor-USD 3M+0.75%	Libor-USD 3M+0.75%	Libor-USD 3M+0.75%
Series approval date								Dec. 12, 2017	Dec. 12, 2017	Dec. 12, 2017	Dec. 12, 2017
Series maximum amount									$ 500
Maturity date								Dec. 15, 2020	Dec. 15, 2020	Dec. 15, 2020	Dec. 15, 2020
Senior Bonds [Member] | USD [Member] | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount												$ 70						$ 770
Series maximum amount		$ 70							$ 770
Senior Bonds [Member] | AUD | Senior Bonds Related To AUD [Member]
Disclosure of financial liabilities [line items]
Notional amount																	$ 20			$ 30
Terms Years	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y	P10Y	P10Y	P10Y	P10Y
Issuance rate (annual)	3.56%							3.96%				3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.96%	3.96%	3.96%
Series approval date	Nov. 13, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 13, 2018	May 12, 2017	May 12, 2017	May 12, 2017	May 12, 2017
Series maximum amount							$ 20				$ 30
Maturity date	Nov. 13, 2023	Nov. 13, 2023	Nov. 13, 2023	Nov. 13, 2023	Nov. 13, 2023	Nov. 13, 2023	Nov. 13, 2023	Dec. 12, 2027	Dec. 12, 2027	Dec. 12, 2027	Dec. 12, 2027
Senior Bonds [Member] | AUD | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount																	$ 20			$ 30
Series maximum amount							$ 20				$ 30
Senior Bonds [Member] | EUR | EUR [Member]
Disclosure of financial liabilities [line items]
Notional amount | €													€ 26
Terms Years	P7Y	P7Y	P7Y	P7Y	P7Y	P7Y	P7Y
Description of Issuance rate (annual)	1.00% yearly	1.00% yearly	1.00% yearly	1.00% yearly	1.00% yearly	1.00% yearly	1.00% yearly
Series approval date	Apr. 05, 2018	Apr. 05, 2018	Apr. 05, 2018	Apr. 05, 2018	Apr. 05, 2018	Apr. 05, 2018	Apr. 05, 2018
Series maximum amount | €			€ 26
Maturity date	May 28, 2025	May 28, 2025	May 28, 2025	May 28, 2025	May 28, 2025	May 28, 2025	May 28, 2025
Senior Bonds [Member] | EUR | EUR [Member]
Disclosure of financial liabilities [line items]
Notional amount | €													40
Terms Years	P12Y	P12Y	P12Y	P12Y	P12Y	P12Y	P12Y
Description of Issuance rate (annual)	1.78% yearly	1.78% yearly	1.78% yearly	1.78% yearly	1.78% yearly	1.78% yearly	1.78% yearly
Series approval date	Aug. 06, 2018	Aug. 06, 2018	Aug. 06, 2018	Aug. 06, 2018	Aug. 06, 2018	Aug. 06, 2018	Aug. 06, 2018
Series maximum amount | €			€ 40
Maturity date	Jun. 15, 2030	Jun. 15, 2030	Jun. 15, 2030	Jun. 15, 2030	Jun. 15, 2030	Jun. 15, 2030	Jun. 15, 2030
Senior Bonds [Member] | EUR | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount | €													€ 66
Series maximum amount | €			€ 66
Senior Bonds [Member] | Switzerland, Francs | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount | SFr																SFr 115
Series maximum amount | SFr						SFr 115
Senior Bonds [Member] | Switzerland, Francs | CHF [Member]
Disclosure of financial liabilities [line items]
Notional amount | SFr																SFr 115
Terms Years	P5Y3M18D	P5Y3M18D	P5Y3M18D	P5Y3M18D	P5Y3M18D	P5Y3M18D	P5Y3M18D
Issuance rate (annual)	0.441%											0.441%	0.441%	0.441%	0.441%	0.441%	0.441%
Series approval date	Sep. 21, 2018	Sep. 21, 2018	Sep. 21, 2018	Sep. 21, 2018	Sep. 21, 2018	Sep. 21, 2018	Sep. 21, 2018
Series maximum amount | SFr						SFr 115
Maturity date	Dec. 21, 2023	Dec. 21, 2023	Dec. 21, 2023	Dec. 21, 2023	Dec. 21, 2023	Dec. 21, 2023	Dec. 21, 2023
Senior Bonds [Member] | JPY [Member] | JPY [Member]
Disclosure of financial liabilities [line items]
Notional amount | ¥														¥ 4,000
Terms Years	P10Y7M6D	P10Y7M6D	P10Y7M6D	P10Y7M6D	P10Y7M6D	P10Y7M6D	P10Y7M6D
Description of Issuance rate (annual)	0.65% anual	0.65% anual	0.65% anual	0.65% anual	0.65% anual	0.65% anual	0.65% anual
Series approval date	Jul. 13, 2018	Jul. 13, 2018	Jul. 13, 2018	Jul. 13, 2018	Jul. 13, 2018	Jul. 13, 2018	Jul. 13, 2018
Series maximum amount | ¥				¥ 4,000
Maturity date	Jan. 13, 2029	Jan. 13, 2029	Jan. 13, 2029	Jan. 13, 2029	Jan. 13, 2029	Jan. 13, 2029	Jan. 13, 2029
Senior Bonds [Member] | JPY [Member] | JPY [Member]
Disclosure of financial liabilities [line items]
Notional amount | ¥														¥ 3,000
Terms Years	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y	P5Y
Issuance rate (annual)	56.00%											56.00%	56.00%	56.00%	56.00%	56.00%	56.00%
Series approval date	Oct. 30, 2018	Oct. 30, 2018	Oct. 30, 2018	Oct. 30, 2018	Oct. 30, 2018	Oct. 30, 2018	Oct. 30, 2018
Series maximum amount | ¥				¥ 3,000
Maturity date	Oct. 30, 2023	Oct. 30, 2023	Oct. 30, 2023	Oct. 30, 2023	Oct. 30, 2023	Oct. 30, 2023	Oct. 30, 2023
Senior Bonds [Member] | JPY [Member] | Total [Member]
Disclosure of financial liabilities [line items]
Notional amount | ¥														¥ 7,000
Series maximum amount | ¥				¥ 7,000